Arbitrage Fund	Portfolio of Investments
February 28, 2022 (unaudited)

	Shares	Value

COMMON STOCKS - 86.40%
Aerospace & Defense - 1.01%
Aerojet Rocketdyne Holdings, Inc.	422,570	$16,374,588

Airlines - 0.25%
Spirit Airlines, Inc.(a)	161,950	4,061,706

Auto Parts & Equipment - 1.90%
Meritor, Inc.(a)	444,994	15,846,236
Tenneco, Inc., Class A(a)	400,351	7,718,767
Veoneer, Inc.(a)	206,497	7,320,319
		30,885,322
Banks - 3.01%
First Horizon Corp.	852,063	20,006,439
Sbanken ASA(b)	1,000,885	10,342,865
TriState Capital Holdings, Inc.(a)(c)	555,000	18,426,000
		48,775,304
Biotechnology - 1.77%
Arena Pharmaceuticals, Inc.(a)(c)	109,307	10,380,886
Swedish Orphan Biovitrum AB(a)	894,158	18,355,814
		28,736,700
Chemicals - 6.49%
Atotech Ltd.(a)	811,029	19,440,365
GCP Applied Technologies, Inc.(a)	696,580	21,997,996
Kraton Corp.(a)	227,237	10,486,988
Rogers Corp.(a)(c)	195,211	53,292,603
		105,217,952
Commercial Services - 6.06%
Bakkt Holdings, Inc.(a)(d)	171,827	981,132
Clipper Logistics Plc	344,405	4,116,593
Europcar Mobility Group(a)(b)	13,799,346	7,819,808
MoneyGram International, Inc.(a)	385,319	4,138,326
Moneylion, Inc.(a)(d)	1,911,916	4,607,718
S&P Global, Inc.	199,519	74,959,206
Terminix Global Holdings, Inc.(a)	40,300	1,715,168
		98,337,951
Computers & Computer Services - 2.08%
Avast Plc(b)	868,154	7,320,857
McAfee Corp., Class A	1,019,033	26,484,668
		33,805,525
Construction Materials - 0.95%
Forterra, Inc.(a)	654,034	15,409,041

Diversified Financial Services - 1.37%
Intertrust N.V.(a)(b)	386,013	8,362,023
Sanne Group Plc	1,128,610	13,823,101
		22,185,124

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Shares	Value

COMMON STOCKS - 86.40% (Continued)
Electric - 1.84%
PNM Resources, Inc.	659,216	$29,776,787

Electronics - 2.66%
Coherent, Inc.(a)(c)	162,981	43,079,138

Energy - Alternate Sources - 1.68%
Falck Renewables SpA	1,093,619	10,790,736
Renewable Energy Group, Inc.(a)	268,096	16,487,904
		27,278,640
Engineering & Construction - 0.27%
Akka Technologies(a)	81,250	4,440,289

Environmental Control - 1.10%
US Ecology, Inc.(a)(c)	376,604	17,866,094

Food - 1.48%
Sanderson Farms, Inc.	131,779	23,534,412
Stryve Foods, Inc., Class A(a)(d)	171,198	470,794
		24,005,206
Forest Products & Paper - 0.49%
Verso Corp., Class A	301,799	8,000,691

Gas - 1.02%
South Jersey Industries, Inc.	488,212	16,565,033

Healthcare - Products - 0.77%
Apria, Inc.(a)(c)	332,703	12,423,130

Healthcare - Services - 0.01%
UpHealth, Inc.(a)(d)	48,973	109,210

Insurance - 3.75%
TOWER Ltd.	8,008,907	3,793,179
Willis Towers Watson Plc(c)(e)	256,776	57,081,305
		60,874,484
Internet - 1.78%
Mimecast Ltd.(a)(c)	362,383	28,820,320

Leisure Time - 0.54%
Accell Group N.V.(a)	135,474	8,749,450

Machinery - Diversified - 5.24%
SPX FLOW, Inc.	331,888	28,505,860
Welbilt, Inc.(a)(c)	2,393,160	56,574,303
		85,080,163
Media - 2.79%
Houghton Mifflin Harcourt Co.(a)	1,085,502	22,741,267
TEGNA, Inc.	981,987	22,507,142
		45,248,409
Pharmaceuticals - 2.14%
BioDelivery Sciences International, Inc.(a)	738,797	4,122,487

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Shares	Value

COMMON STOCKS - 86.40% (Continued)
Pharmaceuticals - 2.14% (Continued)
Clinigen Group Plc	840,226	$10,375,540
Vifor Pharma AG	69,581	12,226,560
Vifor Pharma AG/New(a)	197	34,584
Zogenix, Inc.(a)	304,716	8,001,842
		34,761,013
Real Estate Investment Trusts - 6.29%
Befimmo SA	167,200	8,914,339
Bluerock Residential Growth REIT, Inc.(c)	309,026	8,204,640
Corepoint Lodging, Inc.(a)	635,729	10,152,592
CyrusOne, Inc.(c)	562,860	50,854,401
Healthcare Trust of America, Inc., Class A	536,260	15,760,681
Preferred Apartment Communities, Inc.	324,056	8,185,655
		102,072,308
Retail - 1.60%
Del Taco Restaurants, Inc.	978,309	12,209,296
Vivo Energy Plc(b)	7,582,982	13,732,974
		25,942,270
Semiconductors - 2.57%
CMC Materials, Inc.(c)	131,562	24,395,541
Magnachip Semiconductor Corp.(a)	727,164	13,234,385
Tower Semiconductor Ltd.(a)	86,080	4,032,848
		41,662,774
Software - 20.40%
Activision Blizzard, Inc.(c)	422,256	34,413,864
Blue Prism Group Plc(a)	1,356,638	23,149,515
Bottomline Technologies DE, Inc.(a)	428,267	24,257,043
Cerner Corp.(e)	358,274	33,409,050
Change Healthcare, Inc.(a)	1,789,941	38,340,536
Citrix Systems, Inc.(c)	253,913	26,026,083
Inovalon Holdings, Inc., Class A(a)(f)	405,270	16,616,070
Kaleyra, Inc.(a)	134,591	1,040,388
Momentive Global, Inc.(a)(c)	1,604,381	25,220,869
Nuance Communications, Inc.(a)(c)	1,373,140	76,236,733
Onemarket Ltd.(a)(f)	111,800	—
Playtech Plc(a)	877,000	7,847,227
QAD, Inc., Class A(a)(f)	232,603	20,352,763
Zynga, Inc., Class A(a)(c)(e)	443,534	4,027,289
		330,937,430
Telecommunications - 3.09%
NeoPhotonics Corp.(a)(c)	1,073,920	16,441,715

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Shares	Value

COMMON STOCKS - 86.40% (Continued)
Telecommunications - 3.09% (Continued)
Vonage Holdings Corp.(a)	1,659,196	$33,714,863
		50,156,578

TOTAL COMMON STOCKS
(Cost $1,411,724,601)		1,401,638,630

RIGHTS(a) - 0.12%
Bristol-Myers Squibb Co. CVR	857,631	857,631
CA Immobilien Anlagen AG CVR(f)	221,534	—
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024(f)	1,150,652	70,880
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(f)	1,150,652	70,765
Contra Flexion Therapeutics, Inc. CVR, Expires 12/31/2030(f)	1,411,000	898,525
Elanco Animal Health, Inc. CVR, Expires 12/31/2021(f)(g)	1,124,589	—
Media General, Inc. CVR(f)	613,589	—

TOTAL RIGHTS
(Cost $2,226,999)		1,897,801

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.53%
Auto Manufacturers - 0.13%
Lightning eMotors, Inc.(b)	05/15/2024	7.500%	$2,596,000	$2,053,773
Healthcare - Services - 0.19%
UpHealth, Inc.(b)	06/15/2026	6.250%	3,613,000	3,065,731
Software - 0.21%
Kaleyra, Inc.(b)	06/01/2026	6.125%	3,525,000	3,483,266

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $9,735,770)				8,602,770

	Shares	Value

MUTUAL FUNDS - 4.50%
Water Island Event-Driven Fund, Class I(h)	6,605,365	$72,989,286

TOTAL MUTUAL FUNDS
(Cost $60,632,644)		72,989,286

PRIVATE INVESTMENTS(a)(d)(f)(i) - 0.11%
Fast Capital LLC	290,700	290,700
Fuse LLC	725,800	1,266,404
Fuse Sponsor Capital, Z2 Shares	72,580	169,982

TOTAL PRIVATE INVESTMENTS
(Cost $1,036,875)		1,727,086

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Shares	Value

WARRANTS(a) - 0.02%
Auto Manufacturers - 0.01%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(d)	225,739	$211,066
Commercial Services - 0.01%
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	290,320	105,647
Healthcare - Services - 0.00%(j)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024(d)	4,897	1,598

TOTAL WARRANTS
(Cost $0)		318,311

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.02%
Call Options Purchased - 0.02%
Frontier Group Holdings, Inc.	03/2022	$15.00	$3,990,224	3,098	$54,215
Take-Two Interactive Software, Inc.	03/2022	155.00	3,369,600	208	226,720
Zynga, Inc.	03/2022	9.00	4,025,164	4,433	97,526

TOTAL CALL OPTIONS PURCHASED
(Cost $513,598)					378,461

Put Options Purchased - 0.00%(j)
Cerner Corp.	03/2022	90.00	33,467,425	3,589	17,945

TOTAL PUT OPTIONS PURCHASED
(Cost $198,671)					17,945

TOTAL PURCHASED OPTIONS
(Cost $712,269)					396,406

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 10.86%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.026	%(k)	88,121,071	$88,121,071
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.099	%(k)	88,121,071	88,121,071
				176,242,142

TOTAL SHORT-TERM INVESTMENTS
(Cost $176,242,142)	176,242,142

Total Investments - 102.56%
(Cost $1,662,311,300)	1,663,812,432

Liabilities in Excess of Other Assets - (2.56)%(l)	(41,453,189)

NET ASSETS - 100.00%	$1,622,359,243

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2022, these securities had a total value of $56,181,297 or 3.46% of net assets.
(c)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2022, the aggregate fair market value of those securities was $310,110,160, representing 19.11% of net assets.
(d)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,108,604 or 0.50% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bakkt Holdings, Inc.	10/06/2021	$1,718,270
Fast Capital LLC	08/18/2020	300,786
Fuse LLC	06/19/2020	669,078
Fuse Sponsor Capital, Z2 Shares	06/19/2020	67,011
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	—
Moneylion, Inc.	09/14/2021	16,344,382
Stryve Foods, Inc.	07/09/2021	1,711,980
UpHealth, Inc.	05/25/2021	489,730
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	06/04/2021	—
Total		$21,301,237

(e)	Underlying security for a written/purchased call/put option.
(f)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2022, the total fair market value of these securities was $39,736,089, representing 2.45% of net assets.
(g)	Expired CVR. Awaiting final confirmation.
(h)	Affiliated investment.
(i)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(j)	Less than 0.005% of net assets.
(k)	Rate shown is the 7-day effective yield as of February 28, 2022.
(l)	Includes cash held as collateral for short sales.

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (2.15%)
Airlines - (0.25%)
Frontier Group Holdings, Inc.	(309,746)	$(3,989,528)
Commercial Services - (0.10%)
Bakkt Holdings, Inc.	(91,784)	(524,087)
GXO Logistics, Inc.	(12,364)	(1,037,710)
		(1,561,797)
Electronics - (0.63%)
II-VI, Inc.	(148,313)	(10,301,821)
Internet - (0.05%)
NortonLifeLock, Inc.	(26,214)	(759,682)
Real Estate Investment Trusts - (0.86%)
Healthcare Realty Trust, Inc.	(536,260)	(13,985,661)
Semiconductors - (0.15%)
Entegris, Inc.	(9,879)	(1,289,012)
MKS Instruments, Inc.	(7,728)	(1,163,837)
		(2,452,849)
Software - (0.11%)
Take-Two Interactive Software, Inc.	(11,088)	(1,796,256)
TOTAL SECURITIES SOLD SHORT (Proceeds $38,620,687)		$(34,847,594)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Willis Towers Watson Plc	03/2022	$220.00	$(14,582,880)	(656)	$(413,280)
TOTAL WRITTEN CALL OPTIONS (Premiums received $660,199)					(413,280)
Written Put Options
Cerner Corp.	03/2022	85.00	(17,307,200)	(1,856)	(9,280)
TOTAL WRITTEN PUT OPTIONS (Premiums received $25,399)					(9,280)
TOTAL WRITTEN OPTIONS (Premiums received $685,598)					$(422,560)

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Meggitt Plc	Paid 1 Month SONIA Plus 55 bps (0.995%)	08/04/2022	$—	$—	$—	GBP	14,446,329	$—
Goldman Sachs & Co./ Monthly	Sanne Group Plc	Paid 1 Month SONIA Plus 55 bps (0.995%)	08/31/2022	—	—	—	GBP	5,669,009	—
Goldman Sachs & Co./ Monthly	Zardoya Otis SA	Paid 1 Week ESTR Plus 53 bps (0.045%)	09/27/2022	—	—	—	EUR	5,335,770	—
Goldman Sachs & Co./ Monthly	CNP Assurance	Paid 1 Week ESTR Plus 63 bps (0.055%)	11/01/2022	—	—	—	EUR	17,566,409	—
Goldman Sachs & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month JIBAR Plus 95 bps (4.942%)	11/18/2022	—	—	—	ZAR	63,400,014	—
Goldman Sachs & Co./ Monthly	Nobina AB	Paid 1 Month STIBOR Plus 70 bps (0.630%)	12/13/2022	—	—	—	SEK	37,485,621	—
Morgan Stanley & Co./ Monthly	Entegris, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	6,446,103	—
Morgan Stanley & Co./ Monthly	iShares MSCI Australia ETF	Received 1 Month-Federal Rate Minus 398 bps (-4.060%)	08/11/2023	—	—	—	USD	1,361,783	—
Morgan Stanley & Co./ Monthly	iShares Russell 2000 ETF	Received 1 Month-Federal Rate Minus 113 bps (-1.050%)	08/11/2023	—	—	—	USD	3,190,091	—
Morgan Stanley & Co./ Monthly	MKS Instruments, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	5,578,977	—
Morgan Stanley & Co./ Monthly	Raymond James Financial, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	15,213,938	—
Morgan Stanley & Co./ Monthly	S&P Global, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	74,959,664	—
Morgan Stanley & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month SABOR Plus 125 bps (5.080%)	11/17/2023	—	—	—	ZAR	22,316,964	—
						$—			$—

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	22,326,400	USD	16,099,076	Morgan Stanley & Co.	03/15/2022	$119,334
CAD	15,756,600	USD	12,281,135	Morgan Stanley & Co.	03/15/2022	150,844
USD	14,643	CHF	13,400	Morgan Stanley & Co.	03/15/2022	23
USD	55,414,389	EUR	49,018,400	Morgan Stanley & Co.	03/15/2022	424,139
USD	4,665,701	GBP	3,447,100	Morgan Stanley & Co.	03/15/2022	40,909
NOK	13,461,900	USD	1,502,822	Morgan Stanley & Co.	03/15/2022	24,091
NZD	961,000	USD	643,368	Morgan Stanley & Co.	03/15/2022	6,735
USD	3,984,847	NZD	5,886,500	Morgan Stanley & Co.	03/15/2022	2,706
SEK	3,800,200	USD	400,095	Morgan Stanley & Co.	03/15/2022	1,235
USD	22,054,047	SEK	199,978,500	Morgan Stanley & Co.	03/15/2022	934,780
						$1,704,796

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	36,995,988	AUD	51,514,000	Morgan Stanley & Co.	03/15/2022	$(424,965)
USD	12,350,688	CAD	15,756,600	Morgan Stanley & Co.	03/15/2022	(81,291)
USD	147,952	CHF	136,400	Morgan Stanley & Co.	03/15/2022	(859)
EUR	7,289,800	USD	8,267,943	Morgan Stanley & Co.	03/15/2022	(90,037)
USD	2,558,125	EUR	2,292,300	Morgan Stanley & Co.	03/15/2022	(13,443)
GBP	3,416,600	USD	4,633,401	Morgan Stanley & Co.	03/15/2022	(49,531)
USD	57,921,579	GBP	43,621,600	Morgan Stanley & Co.	03/15/2022	(603,205)
USD	11,874,736	NOK	106,744,400	Morgan Stanley & Co.	03/15/2022	(232,725)
NZD	80,100	USD	54,215	Morgan Stanley & Co.	03/15/2022	(28)
USD	507,842	NZD	760,800	Morgan Stanley & Co.	03/15/2022	(6,829)
SEK	24,187,000	USD	2,646,816	Morgan Stanley & Co.	03/15/2022	(92,482)
						$(1,595,395)

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	85.53%
United Kingdom	8.74%
Sweden	1.58%
Netherlands	1.05%
Belgium	0.82%
Republic of Korea	0.82%
Switzerland	0.76%
Italy	0.73%
Norway	0.64%
Isle of Man	0.48%
France	0.48%
Czech Republic	0.45%
Israel	0.25%
New Zealand	0.23%
Australia	0.00	%(b)
Austria	0.00	%(b)
Liabilities in Excess of Other Assets	(2.56)%
	100.00%

(a)	These percentages represent long positions only and are not net of short positions.
(b)	Less than 0.005% of net assets.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

CVR - Contingent Value Rights

ESTR - Euro Short-term Rate

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

JIBAR - Johannesburg Interbank Agreed Rate

LLC - Limited Liability Company

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NOK - Norwegian krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SABOR - South African Benchmark Overnight Rate

SEK - Swedish krona

SONIA - Sterling OverNight Index Average

S&P - Standard & Poor's

SpA - Societa per Azione

STIBOR - Stockholm Interbank Offered Rate

USD - United States Dollar

ZAR - South African rand

Arbitrage Fund

Affiliated Issuer	Beginning Value as of May 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund	$75,829,593	$-	$-	$-	$(2,840,307)	$72,989,286	6,605,365	$-	$-

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$16,374,588	$—	$—	$16,374,588
Airlines	4,061,706	—	—	4,061,706
Auto Parts & Equipment	30,885,322	—	—	30,885,322
Banks	48,775,304	—	—	48,775,304
Biotechnology	28,736,700	—	—	28,736,700
Chemicals	105,217,952	—	—	105,217,952
Commercial Services	98,337,951	—	—	98,337,951
Computers & Computer Services	33,805,525	—	—	33,805,525
Construction Materials	15,409,041	—	—	15,409,041
Diversified Financial Services	22,185,124	—	—	22,185,124
Electric	29,776,787	—	—	29,776,787
Electronics	43,079,138	—	—	43,079,138
Energy - Alternate Sources	27,278,640	—	—	27,278,640
Engineering & Construction	4,440,289	—	—	4,440,289
Environmental Control	17,866,094	—	—	17,866,094
Food	24,005,206	—	—	24,005,206
Forest Products & Paper	8,000,691	—	—	8,000,691
Gas	16,565,033	—	—	16,565,033
Healthcare - Products	12,423,130	—	—	12,423,130
Healthcare - Services	109,210	—	—	109,210
Insurance	60,874,484	—	—	60,874,484
Internet	28,820,320	—	—	28,820,320
Leisure Time	8,749,450	—	—	8,749,450
Machinery - Diversified	85,080,163	—	—	85,080,163
Media	45,248,409	—	—	45,248,409
Pharmaceuticals	34,761,013	—	—	34,761,013
Real Estate Investment Trusts	102,072,308	—	—	102,072,308
Retail	25,942,270	—	—	25,942,270
Semiconductors	41,662,774	—	—	41,662,774
Software	293,968,597	—	36,968,833	330,937,430
Telecommunications	50,156,578	—	—	50,156,578
Rights	—	857,631	1,040,170	1,897,801
Convertible Corporate Bonds*	—	8,602,770	—	8,602,770
Mutual Funds	72,989,286	—	—	72,989,286
Private Investments	—	—	1,727,086	1,727,086
Warrants*	318,311	—	—	318,311
Purchased Options	396,406	—	—	396,406
Short-Term Investments	176,242,142	—	—	176,242,142
TOTAL	$1,614,615,942	$9,460,401	$39,736,089	$1,663,812,432

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,704,796	$—	$1,704,796
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(34,847,594)	—	—	(34,847,594)
Written Options	(422,560)	—	—	(422,560)
Forward Foreign Currency Exchange Contracts	—	(1,595,395)	—	(1,595,395)
TOTAL	$(35,270,154)	$109,401	$—	$(35,160,753)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2022:

Investments in Securities	Balance as of May 31, 2021	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2022	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2022
Common Stocks	$85,217,245	$5,697,206	$(5,043,077)	$36,590,100	$(85,492,641)	$-	$-	$36,968,833	$378,733
Rights	1,135,875	(217,983)	(48,637)	1,012,898	(841,983)	-	-	1,040,170	27,272
Convertible Corporate Bonds	6,433,715	-	328,097	-	-	-	(6,761,812)	-	-
Private Investments	1,016,499	-	707,196	3,391	-	-	-	1,727,086	707,196
Total	$93,803,334	$5,479,223	$(4,056,421)	$37,606,389	$(86,334,624)	$-	$(6,761,812)	$39,736,089	$1,113,201

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 95.59%
Aerospace & Defense - 1.53%
Aerojet Rocketdyne Holdings, Inc.	46,470	$1,800,713

Airlines - 0.25%
Spirit Airlines, Inc.(a)(b)	11,898	298,402

Auto Parts & Equipment - 1.98%
Meritor, Inc.(a)	32,242	1,148,137
Tenneco, Inc., Class A(a)	29,035	559,795
Veoneer, Inc.(a)	17,446	618,461
		2,326,393
Banks - 1.23%
First Horizon Corp.	61,794	1,450,923

Biotechnology - 2.15%
Arena Pharmaceuticals, Inc.(a)(b)	7,927	752,827
Swedish Orphan Biovitrum AB(a)	86,904	1,784,018
		2,536,845
Chemicals - 6.32%
GCP Applied Technologies, Inc.(a)	50,496	1,594,664
Kraton Corp.(a)	21,400	987,610
Rogers Corp.(a)(b)	17,799	4,859,127
		7,441,401
Commercial Services - 5.99%
Bakkt Holdings, Inc.(a)(c)	29,314	167,383
Clipper Logistics Plc	24,978	298,556
MoneyGram International, Inc.(a)	34,921	375,052
Moneylion, Inc.(a)(c)	218,409	526,366
S&P Global, Inc.	14,790	5,556,692
Terminix Global Holdings, Inc.(a)	3,200	136,192
		7,060,241

Computers & Computer Services - 2.52%
Avast Plc(d)	66,516	560,907
McAfee Corp., Class A	92,836	2,412,808
		2,973,715

Construction Materials - 1.12%
Forterra, Inc.(a)	56,115	1,322,069

Diversified Financial Services - 0.86%
Intertrust N.V.(a)(d)	28,654	620,719
Sanne Group Plc	31,615	387,217
		1,007,936
Electric - 2.26%
PNM Resources, Inc.	58,821	2,656,945

Electronics - 3.70%
Coherent, Inc.(a)(b)	16,467	4,352,557

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 95.59% (Continued)
Energy - Alternate Sources - 1.27%
Renewable Energy Group, Inc.(a)	24,304	$1,494,696

Entertainment - 0.21%
Cineplex, Inc.(a)	23,133	252,592

Environmental Control - 1.28%
US Ecology, Inc.(a)(b)	31,799	1,508,545

Food - 1.95%
Sanderson Farms, Inc.	12,392	2,213,088
Stryve Foods, Inc., Class A(a)(c)	29,191	80,275
		2,293,363
Forest Products & Paper - 0.62%
Verso Corp., Class A	27,459	727,938

Gas - 1.02%
South Jersey Industries, Inc.	35,374	1,200,240

Healthcare - Products - 0.90%
Apria, Inc.(a)(b)	28,269	1,055,564

Healthcare - Services - 0.02%
UpHealth, Inc.(a)(c)	8,340	18,598

Insurance - 4.76%
Hartford Financial Services Group, Inc. (The)	5,355	372,065
Willis Towers Watson Plc(e)	23,566	5,238,722
		5,610,787
Internet - 2.51%
Just Eat Takeaway.com N.V.(a)(d)	7,623	309,583
Mimecast Ltd.(a)(b)	33,210	2,641,191
		2,950,774
Leisure Time - 0.54%
Accell Group N.V.(a)	9,816	633,956

Lodging - 0.26%
Crown Resorts Ltd.(a)	33,674	302,783

Machinery - Diversified - 5.86%
SPX FLOW, Inc.	29,487	2,532,638
Welbilt, Inc.(a)	184,892	4,370,847
		6,903,485
Media - 3.13%
TEGNA, Inc.	71,186	1,631,583
Houghton Mifflin Harcourt Co.(a)	98,313	2,059,658
		3,691,241

Pharmaceuticals - 2.43%
BioDelivery Sciences International, Inc.(a)	53,980	301,208
Clinigen Group Plc	61,406	758,273
Vifor Pharma AG	6,340	1,114,045

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 95.59% (Continued)
Pharmaceuticals - 2.43% (Continued)
Vifor Pharma AG/New(a)	27	$4,740
Zogenix, Inc.(a)	26,158	686,909
		2,865,175
Real Estate Investment Trusts - 6.83%
Bluerock Residential Growth REIT, Inc.(b)	28,071	745,285
Corepoint Lodging, Inc.(a)	51,091	815,923
CyrusOne, Inc.(b)	49,663	4,487,052
Healthcare Trust of America, Inc., Class A	44,725	1,314,468
Preferred Apartment Communities, Inc.	27,001	682,045
		8,044,773
Retail - 1.61%
Del Taco Restaurants, Inc.	72,425	903,864
Vivo Energy Plc(d)	549,429	995,030
		1,898,894
Semiconductors - 3.20%
CMC Materials, Inc.	11,627	2,155,995
Magnachip Semiconductor Corp.(a)	72,698	1,323,104
Tower Semiconductor Ltd.(a)	6,291	294,733
		3,773,832
Software - 23.70%
Activision Blizzard, Inc.(b)	35,601	2,901,481
Blue Prism Group Plc(a)	104,965	1,791,111
Bottomline Technologies DE, Inc.(a)	36,270	2,054,333
Cerner Corp.(e)	32,597	3,039,670
Change Healthcare, Inc.(a)(b)	225,009	4,819,693
Citrix Systems, Inc.(b)	21,157	2,168,592
Inovalon Holdings, Inc., Class A(a)(f)	37,435	1,534,835
Kaleyra, Inc.(a)	22,292	172,317
Momentive Global, Inc.(a)(b)	135,658	2,132,544
Nuance Communications, Inc.(a)(b)	125,032	6,941,777
Zynga, Inc., Class A(a)(e)	39,410	357,843
		27,914,196
Telecommunications - 3.58%
NeoPhotonics Corp.(a)(b)	85,994	1,316,568
Vonage Holdings Corp.(a)	142,876	2,903,240
		4,219,808
TOTAL COMMON STOCKS
(Cost $114,514,217)		112,589,380

RIGHTS(a) - 0.06%
Bristol-Myers Squibb Co. CVR	67,803	67,803

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Shares	Value
RIGHTS(a) - 0.06% (Continued)
CA Immobilien Anlagen AG CVR(f)	18,714	$—

TOTAL RIGHTS
(Cost $110,781)		67,803

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 1.46%
Entertainment - 1.03%
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In(d)	11/15/2027	8.500%	$1,090,000	$1,206,826

Packaging & Containers - 0.43%
Flex Acquisition Co., Inc.(d)	07/15/2026	7.875%	493,000	508,406

TOTAL CORPORATE BONDS
(Cost $1,719,846)				1,715,232

CONVERTIBLE CORPORATE BONDS - 2.77%
Auto Manufacturers - 0.27%
Lightning eMotors, Inc.(d)	05/15/2024	7.500%	403,000	318,825

Entertainment - 0.35%
Cineplex, Inc.(d)	09/30/2025	5.750%	392,000	408,676

Healthcare - Services - 0.44%
UpHealth, Inc.(d)	06/15/2026	6.250%	616,000	522,693

Pharmaceuticals - 1.22%
Dermira, Inc.	05/15/2022	3.000%	1,430,000	1,437,150

Software - 0.49%
Kaleyra, Inc.(d)	06/01/2026	6.125%	584,000	577,086

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $3,322,537)				3,264,430

	Shares	Value
WARRANTS(a) - 0.03%
Auto Manufacturers - 0.02%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(c)	35,043	$32,765

Commercial Services - 0.01%
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	22,640	8,239

Healthcare - Services - 0.00%(g)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024(c)	834	272

TOTAL WARRANTS
(Cost $0)		41,276

PRIVATE INVESTMENTS(a)(c)(f)(h) - 0.11%
Fast Capital LLC	22,800	22,800

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Shares	Value
PRIVATE INVESTMENTS(a)(c)(f)(h) - 0.11% (Continued)
Fuse LLC	56,600	$98,758
Fuse Sponsor Capital, Z2 Shares	5,660	13,256

TOTAL PRIVATE INVESTMENTS
(Cost $80,993)		134,814

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.03%
Call Options Purchased - 0.03%
Frontier Group Holdings, Inc.	03/2022	$15.00	$293,664	228	$3,990
Take-Two Interactive Software, Inc.	03/2022	155.00	307,800	19	20,710
Zynga, Inc.	03/2022	9.00	360,476	397	8,734

TOTAL CALL OPTIONS PURCHASED
(Cost $44,759)					33,434

Put Options Purchased - 0.00%(g)

Cerner Corp.	03/2022	90.00	3,039,950	326	1,630

TOTAL PUT OPTIONS PURCHASED
(Cost $18,050)					1,630

TOTAL PURCHASED OPTIONS
(Cost $62,809)					35,064

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 0.50%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.026	%(i)	292,053	$292,053
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.099	%(i)	292,054	292,054
				584,107
TOTAL SHORT-TERM INVESTMENTS
(Cost $584,107)				584,107

Total Investments - 100.55%
(Cost $120,395,290)				118,432,106

Liabilities in Excess of Other Assets - (0.55)%(j)				(649,104)

NET ASSETS - 100.00%				$117,783,002

Portfolio Footnotes

(a)	Non-income-producing security.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

(b)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2022, the aggregate fair market value of those securities was $31,293,406, representing 26.57% of net assets.
(c)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $960,473 or 0.82% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bakkt Holdings, Inc.	10/06/2021	$293,140
Fast Capital LLC	08/18/2020	23,591
Fuse LLC	06/19/2020	52,176
Fuse Sponsor Capital, Z2 Shares	06/19/2020	5,226
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	—
Moneylion, Inc.	09/14/2021	1,868,733
Stryve Foods, Inc.	07/09/2021	291,910
UpHealth, Inc.	05/25/2021	83,400
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	06/04/2021	—
Total		$2,618,176

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2022, these securities had a total value of $6,028,751 or 5.12% of net assets.
(e)	Underlying security for a written/purchased call/put option.
(f)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2022, the total fair market value of these securities was $1,669,649, representing 1.42% of net assets.
(g)	Less than 0.005% of net assets.
(h)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(i)	Rate shown is the 7-day effective yield as of February 28, 2022.
(j)	Includes cash held as collateral for short sales and written option contracts.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS SOLD SHORT - (2.60%)
Airlines - (0.25%)
Frontier Group Holdings, Inc.	(22,756)	$(293,097)

Commercial Services - (0.14%)
Bakkt Holdings, Inc.	(15,547)	(88,774)
GXO Logistics, Inc.	(897)	(75,285)
		(164,059)
Construction Materials - (0.06%)
Forterra, Inc.	(3,048)	(71,811)

Electronics - (0.88%)
II-VI, Inc.	(14,985)	(1,040,858)

Entertainment - (0.03%)
Cineplex, Inc.	(3,228)	(35,247)

Internet - (0.05%)
NortonLifeLock, Inc.	(2,014)	(58,366)

Real Estate Investment Trusts - (0.99%)
Healthcare Realty Trust, Inc.	(44,725)	(1,166,428)

Semiconductors - (0.06%)
Entegris, Inc.	(549)	(71,633)

Software - (0.14%)
Take-Two Interactive Software, Inc.	(985)	(159,570)

TOTAL SECURITIES SOLD SHORT
(Proceeds $3,514,086)		$(3,061,069)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value

Written Call Options
Willis Towers Watson Plc	03/2022	$220.00	$(1,333,800)	(60)	$(37,800)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $60,385)					(37,800)

Written Put Options
Cerner Corp.	03/2022	85.00	(1,575,925)	(169)	(845)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $2,314)					(845)

TOTAL WRITTEN OPTIONS
(Premiums received $62,699)					$(38,645)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Sanne Group Plc	Paid 1 Month SONIA Plus 47 bps (0.915%)	06/16/2022	$—	$—	$—	GBP	456,180	$—
Goldman Sachs & Co./ Monthly	Meggitt Plc	Paid 1 Month SONIA Plus 55 bps (0.995%)	08/04/2022	—	—	—	GBP	1,145,146	—
Goldman Sachs & Co./ Monthly	CNP Assurance	Paid 1 Week ESTR Plus 63 bps (0.550%)	11/02/2022	—	—	—	EUR	1,413,831	—
Morgan Stanley & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month SABOR Plus 125 bps (5.080%)	11/17/2023	—	—	—	ZAR	1,849,697	—
Goldman Sachs & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month JIBAR Plus 95 bps (4.942%)	11/18/2022	—	—	—	ZAR	5,076,647	—
Goldman Sachs & Co./ Monthly	Nobina AB	Paid 1 Month STIBOR Plus 70 bps (0.630%)	12/13/2022	—	—	—	SEK	2,967,777	—
Morgan Stanley & Co./ Monthly	iShares Russell 2000 ETF	Received 1 Month-Federal Rate Minus 113 bps (-1.050%)	08/18/2023	—	—	—	USD	487,561	—
Morgan Stanley & Co./ Monthly	S&P Global, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	08/18/2023	—	—	—	USD	5,556,979	—
Morgan Stanley & Co./ Monthly	Entegris, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/18/2023	—	—	—	USD	612,082	—
						$—			$—

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	1,985,000	USD	1,431,328	Morgan Stanley & Co.	03/15/2022	$10,621
CAD	1,540,000	USD	1,200,820	Morgan Stanley & Co.	03/15/2022	14,243
USD	42,489	CAD	53,500	Morgan Stanley & Co.	03/15/2022	277
CHF	3,800	USD	4,132	Morgan Stanley & Co.	03/15/2022	14
USD	1,202	CHF	1,100	Morgan Stanley & Co.	03/15/2022	2
EUR	12,300	USD	13,743	Morgan Stanley & Co.	03/15/2022	56
USD	2,391,695	EUR	2,113,200	Morgan Stanley & Co.	03/15/2022	21,047
USD	232,077	GBP	171,200	Morgan Stanley & Co.	03/15/2022	2,388
SEK	369,300	USD	38,881	Morgan Stanley & Co.	03/15/2022	120
USD	2,143,442	SEK	19,436,000	Morgan Stanley & Co.	03/15/2022	90,853
						$139,621

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	3,824,787	AUD	5,328,700	Morgan Stanley & Co.	03/15/2022	$(46,105)
CAD	48,900	USD	38,757	Morgan Stanley & Co.	03/15/2022	(176)
USD	1,823,012	CAD	2,325,700	Morgan Stanley & Co.	03/15/2022	(11,969)
USD	19,344	CHF	17,800	Morgan Stanley & Co.	03/15/2022	(73)
EUR	769,800	USD	873,421	Morgan Stanley & Co.	03/15/2022	(9,838)
USD	87,457	EUR	78,400	Morgan Stanley & Co.	03/15/2022	(495)
USD	2,919,718	GBP	2,198,300	Morgan Stanley & Co.	03/15/2022	(29,624)
SEK	2,350,700	USD	257,239	Morgan Stanley & Co.	03/15/2022	(8,989)
						$(107,269)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	85.38%
United Kingdom	8.04%
Sweden	2.04%
Netherlands	1.33%
Republic of Korea	1.12%
Switzerland	0.95%
Canada	0.56%
Czech Republic	0.47%
Australia	0.26%
Israel	0.25%
Italy	0.15%
Austria	0.00	%(b)
Liabilities in Excess of Other Assets	(0.55)%
	100.00%

(a)	These percentages represent long positions only and are not net of short positions.
(b)	Less than 0.005% of net assets.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

CVR - Contingent Value Rights

ESTR - Euro Short-term Rate

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

JIBAR - Johannesburg Interbank Agreed Rate

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SABOR - South African Benchmark Overnight Rate

SEK - Swedish krona

SONIA - Sterling OverNight Index Average

S&P - Standard & Poor's

STIBOR - Stockholm Interbank Offered Rate

USD - United States Dollar

ZAR - South African rand

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$1,800,713	$—	$—	$1,800,713
Airlines	298,402	—	—	298,402
Auto Parts & Equipment	2,326,393	—	—	2,326,393
Banks	1,450,923	—	—	1,450,923
Biotechnology	2,536,845	—	—	2,536,845
Chemicals	7,441,401	—	—	7,441,401
Commercial Services	7,060,241	—	—	7,060,241
Computers & Computer Services	2,973,715	—	—	2,973,715
Construction Materials	1,322,069	—	—	1,322,069
Diversified Financial Services	1,007,936	—	—	1,007,936
Electric	2,656,945	—	—	2,656,945
Electronics	4,352,557	—	—	4,352,557
Energy - Alternate Sources	1,494,696	—	—	1,494,696
Entertainment	252,592	—	—	252,592
Environmental Control	1,508,545	—	—	1,508,545
Food	2,293,363	—	—	2,293,363
Forest Products & Paper	727,938	—	—	727,938
Gas	1,200,240	—	—	1,200,240
Healthcare – Products	1,055,564	—	—	1,055,564
Healthcare – Services	18,598	—	—	18,598
Insurance	5,610,787	—	—	5,610,787
Internet	2,950,774	—	—	2,950,774
Leisure Time	633,956	—	—	633,956
Lodging	302,783	—	—	302,783
Machinery - Diversified	6,903,485	—	—	6,903,485
Media	3,691,241	—	—	3,691,241
Pharmaceuticals	2,865,175	—	—	2,865,175
Real Estate Investment Trusts	8,044,773	—	—	8,044,773
Retail	1,898,894	—	—	1,898,894
Semiconductors	3,773,832	—	—	3,773,832
Software	26,379,361	—	1,534,835	27,914,196
Telecommunications	4,219,808	—	—	4,219,808
Rights	—	67,803	—	67,803
Corporate Bonds*	—	1,715,232	—	1,715,232
Convertible Corporate Bonds*	—	3,264,430	—	3,264,430
Warrants*	41,276	—	—	41,276
Private Investments	—	—	134,814	134,814
Purchased Options	35,064	—	—	35,064
Short-Term Investments	584,107	—	—	584,107
TOTAL	$111,714,992	$5,047,465	$1,669,649	$118,432,106

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$139,621	$—	$139,621
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(3,061,069)	—	—	(3,061,069)
Written Options	(38,645)	—	—	(38,645)
Forward Foreign Currency Exchange Contracts	—	(107,269)	—	(107,269)
TOTAL	$(3,099,714)	$32,352	$—	$(3,067,362)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2022:

Investments in Securities	Balance as of May 31, 2021	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2022	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2022
Common Stocks	$6,055,654	$466,544	$(424,231)	$1,512,152	$(6,075,284)	$-	$-	$1,534,835	$22,683
Rights	43,889	81,275	(3,858)	-	(121,306)	-	-	-	-
Convertible Corporate Bonds	1,081,737	-	55,939	-	-	-	(1,137,676)	-	-
Private Investments	79,400	-	55,148	266	-	-	-	134,814	55,148
Total	$7,260,680	$547,819	$(317,002)	$1,512,418	$(6,196,590)	$-	$(1,137,676)	$1,669,649	$77,831

Water Island Credit Opportunities Fund	Portfolio of Investments
February 28, 2022 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 3.99%
Chemicals - 0.49%
Zep Inc., 2017 1st Lien Term Loan, Variable Rate, (12 mo. USD LIBOR plus 4.00%)	08/12/2024	5.000%	$720,331	$701,873

Commercial Services - 3.50%
Moneygram International, Inc., 2021 Term Loan B, TBD(a)	07/21/2026	TBD	5,000,000	5,001,875

TOTAL BANK LOANS
(Cost $5,730,169)				5,703,748

CORPORATE BONDS - 63.90%
Aerospace & Defense - 1.04%
Boeing Co. (The)(b)	05/01/2050	5.805%	1,250,000	1,485,011

Auto Parts & Equipment - 1.40%
Tenneco, Inc.(c)	04/15/2029	5.125%	2,000,000	2,005,000

Banks - 0.68%
Truist Bank, Variable Rate, (3 mo. USD LIBOR plus 0.65%)(b)	03/15/2028	0.853%	1,000,000	965,266

Chemicals - 3.01%
GCP Applied Technologies, Inc.(c)	04/15/2026	5.500%	1,175,000	1,197,031
Kraton Polymers LLC / Kraton Polymers Capital Corp.(c)	12/15/2025	4.250%	3,028,000	3,107,485
				4,304,516
Commercial Services - 1.64%
RR Donnelley & Sons Co.(b)(c)	11/01/2026	6.125%	2,200,000	2,343,000

Computers & Computer Services - 1.03%
Diebold Nixdorf, Inc.(d)	04/15/2024	8.500%	1,500,000	1,477,500

Construction Materials - 1.21%
Forterra Finance LLC / FRTA Finance Corp.(c)	07/15/2025	6.500%	1,663,000	1,721,205

Entertainment - 5.55%
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op(c)	05/01/2025	5.500%	500,000	513,935

Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In(c)	11/15/2027	8.500%	5,320,000	5,890,198
Scientific Games International, Inc.(c)	10/15/2025	5.000%	1,500,000	1,515,000
				7,919,133
Food - 9.55%
B&G Foods, Inc.(b)(d)	04/01/2025	5.250%	1,500,000	1,510,950
Chobani LLC / Chobani Finance Corp., Inc.(c)	04/15/2025	7.500%	4,499,000	4,476,505
Fresh Market, Inc. (The)(c)	05/01/2023	9.750%	6,088,000	6,148,880
US Foods, Inc.(c)	04/15/2025	6.250%	1,451,000	1,500,769
				13,637,104
Gas - 1.40%
Rockpoint Gas Storage Canada Ltd.(c)	03/31/2023	7.000%	2,000,000	1,997,500

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 63.90% (Continued)
Hand/Machine Tools - 2.17%
Werner FinCo LP / Werner FinCo, Inc.(b)(c)	07/15/2025	8.750%	$3,000,000	$3,105,000

Internet - 4.38%
Getty Images, Inc.(c)	03/01/2027	9.750%	6,000,000	6,247,500

Machinery - Diversified - 3.20%
JPW Industries Holding Corp.(b)(c)	10/01/2024	9.000%	2,000,000	2,060,000
Welbilt, Inc.	02/15/2024	9.500%	2,500,000	2,506,250
				4,566,250
Media - 0.70%
Cengage Learning, Inc.(b)(c)	06/15/2024	9.500%	1,000,000	1,001,710

Office/Business Equip - 2.66%
Xerox Holdings Corp.(c)(d)	08/15/2025	5.000%	3,745,000	3,805,426

Oil & Gas - 2.26%
Par Petroleum LLC / Par Petroleum Finance Corp.(b)(c)	12/15/2025	7.750%	3,190,000	3,221,900

Packaging & Containers - 9.54%
Flex Acquisition Co., Inc.(c)
	01/15/2025	6.875%	6,500,000	6,514,170
	07/15/2026	7.875%	3,183,000	3,282,469
LABL, Inc.(c)
	07/15/2026	6.750%	2,500,000	2,506,250
	07/15/2027	10.500%	1,293,000	1,325,325
				13,628,214
Pipelines - 0.99%
Energy Transfer LP
	05/15/2024	3.900%	1,250,000	1,282,121
	05/15/2028	4.950%	125,000	133,764
				1,415,885
Real Estate Investment Trusts - 3.86%
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(b)(c)	02/15/2025	7.875%	5,296,000	5,517,240

Software - 2.86%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(c)	03/01/2025	5.750%	2,000,000	1,991,000
Citrix Systems, Inc.	03/01/2030	3.300%	2,100,000	2,086,001
				4,077,001
Telecommunications - 4.77%
Altice France Holding SA(b)(c)	05/15/2027	10.500%	6,500,000	6,805,500

TOTAL CORPORATE BONDS
(Cost $91,767,730)				91,246,861

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 31.71%
Aerospace & Defense - 2.19%
Kaman Corp.(b)	05/01/2024	3.250%	$3,000,000	$3,127,500

Auto Manufacturers - 0.76%
Lightning eMotors, Inc.(c)	05/15/2024	7.500%	1,370,000	1,083,848

Commercial Services - 1.79%
Block, Inc.	03/01/2025	0.125%	2,000,000	2,551,250

Computers & Computer Services - 1.22%
Pure Storage, Inc.	04/15/2023	0.125%	1,500,000	1,750,500

Diversified Financial Services - 1.00%
WisdomTree Investments, Inc.(b)(c)	06/15/2026	3.250%	1,500,000	1,428,000

Entertainment - 0.41%
Cineplex, Inc.(c)	09/30/2025	5.750%	567,000	591,120

Healthcare - Services - 1.16%
UpHealth, Inc.(b)(c)	06/15/2026	6.250%	1,951,000	1,655,478

Internet - 8.24%
fuboTV, Inc.(b)(c)	02/15/2026	3.250%	2,500,000	1,885,000
Spotify USA, Inc.(b)(c)(e)	03/15/2026	0.000%	3,500,000	2,987,250
Twitter, Inc.(b)	06/15/2024	0.250%	2,500,000	2,534,375
Zendesk, Inc.	06/15/2025	0.625%	3,500,000	4,357,500
				11,764,125
Pharmaceuticals - 2.77%
Dermira, Inc.	05/15/2022	3.000%	1,938,000	1,947,690
Paratek Pharmaceuticals, Inc.(b)	05/01/2024	4.750%	2,250,000	2,006,100
				3,953,790
Software - 7.10%
Five9, Inc.(b)	06/01/2025	0.500%	3,000,000	3,256,702
Kaleyra, Inc.(c)	06/01/2026	6.125%	1,900,000	1,877,505
Nuance Communications, Inc.	12/15/2035	1.000%	1,000,000	2,291,300
RingCentral, Inc.(e)	03/01/2025	0.000%	3,105,000	2,709,112
				10,134,619
Telecommunications - 5.07%
Vonage Holdings Corp.(b)	06/01/2024	1.750%	5,500,000	7,246,250

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $45,721,914)				45,286,480

	Shares	Value
WARRANTS(f) - 0.04%
Auto Manufacturers - 0.04%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(g)	53,913	$50,409

TOTAL WARRANTS
(Cost $0)		50,409

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(f) - 0.04%
Call Options Purchased - 0.04%
B&G Foods, Inc.	05/2022	$35.00	$592,000	200	$7,500
Diebold Nixdorf, Inc.	05/2022	12.50	269,700	310	4,650
Par Pacific Holdings, Inc.	06/2022	17.50	95,200	70	6,650
SPDR S&P 500 ETF Trust	03/2022	475.00	6,549,450	150	2,325
Uniti Group, Inc.	03/2022	14.00	1,523,975	1,175	26,438
Xerox Holdings Corp.	04/2022	25.00	591,300	300	3,750

TOTAL CALL OPTIONS PURCHASED
(Cost $202,879)					51,313

TOTAL PURCHASED OPTIONS
(Cost $202,879)					51,313

Total Investments - 99.68%
(Cost $143,422,692)					142,338,811

Other Assets in Excess of Liabilities - 0.32%(h)					454,465

NET ASSETS - 100.00%					$142,793,276

Portfolio Footnotes

(a)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(b)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At February 28, 2022, the aggregate fair market value of those securities was $39,187,773, representing 27.44% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2022, these securities had a total value of $91,308,199 or 63.94% of net assets.
(d)	Underlying security for a purchased call/put option.
(e)	Represents a zero coupon bond.
(f)	Non-income-producing security.
(g)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,409 or 0.04% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	$—
Total		$—

(h)	Includes cash held as collateral for short sales.

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (10.56%)
Aerospace & Defense - (0.21%)
Kaman Corp.	(6,900)	$(299,529)

Commercial Services - (1.00%)
Block, Inc.	(11,200)	(1,428,000)

Computers & Computer Services - (0.55%)
Diebold Nixdorf, Inc.	(4,200)	(36,540)
Pure Storage, Inc., Class A	(29,100)	(754,854)
		(791,394)
Diversified Financial Services - (0.16%)
WisdomTree Investments, Inc.	(39,400)	(221,822)

Entertainment - (0.25%)
Cineplex, Inc.	(33,300)	(363,607)

Food - (0.12%)
B&G Foods, Inc.	(5,600)	(165,760)

Internet - (2.42%)
fuboTV, Inc.	(17,333)	(148,197)
Spotify Technology SA	(1,300)	(203,047)
Twitter, Inc.	(14,400)	(511,920)
Zendesk, Inc.	(22,200)	(2,590,074)
		(3,453,238)
Office/Business Equip - (0.11%)
Xerox Holdings Corp.	(7,900)	(155,709)

Oil & Gas - (0.02%)
Par Pacific Holdings, Inc.	(2,260)	(30,736)

Pharmaceuticals - (0.07%)
Paratek Pharmaceuticals, Inc.	(27,450)	(96,624)

Real Estate Investment Trusts - (0.16%)
Uniti Group, Inc.	(17,500)	(226,975)

Software - (2.63%)
Five9, Inc.	(12,800)	(1,408,000)
Nuance Communications, Inc.	(37,700)	(2,093,104)
RingCentral, Inc., Class A	(2,000)	(261,680)
		(3,762,784)
Telecommunications - (2.86%)
Vonage Holdings Corp.	(201,000)	(4,084,320)

TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $15,657,613)		(15,080,498)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Maturity Date	Rate	Principal Amount	Value

U.S. TREASURY & GOVERNMENT AGENCIES - (1.57%)
Sovereign - (1.57%)
U.S. Treasury Bond	02/15/2050	2.000%	$(1,240,000)	$(1,187,446)
U.S. Treasury Note	04/30/2026	0.750%	(1,100,000)	(1,056,086)
				(2,243,532)
TOTAL U.S. TREASURY & GOVERNMENT AGENCIES
(Proceeds $2,525,521)				(2,243,532)

TOTAL SECURITIES SOLD SHORT
(Proceeds $18,183,134)				$(17,324,030)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	SPDR Bloomberg High Yield Bond ETF	Received 1 Month-Federal Rate Minus 458 bps (-4.500%)	08/18/2023	$—	$—	$—	USD 1,449,770	$—
Morgan Stanley & Co./ Monthly	iShares iBoxx $ Investment Grade Corporate Bond ETF	Received 1 Month-Federal Rate Minus 168 bps (-1.600%)	08/18/2023	—	—	—	USD 1,385,280	—
						$—		$—

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	262,300	USD	204,894	Morgan Stanley & Co.	03/15/2022	$2,061
USD	53,951	CAD	67,900	Morgan Stanley & Co.	03/15/2022	378
						$2,439

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	81,300	USD	64,584	Morgan Stanley & Co.	03/15/2022	$(437)
USD	449,643	CAD	573,800	Morgan Stanley & Co.	03/15/2022	(3,088)
						$(3,525)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	93.10%
Luxembourg	4.77%
Canada	1.81%
Other Assets in Excess of Liabilities	0.32%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipt

TBD - To Be Determined

USD - United States Dollar

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Bank Loans*	$—	$5,703,748	$—	$5,703,748
Corporate Bonds*	—	91,246,861	—	91,246,861
Convertible Corporate Bonds*	—	45,286,480	—	45,286,480
Warrants*	50,409	—	—	50,409
Purchased Options	51,313	—	—	51,313
TOTAL	$101,722	$142,237,089	$—	$142,338,811

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,439	$—	$2,439
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(15,080,498)	—	—	(15,080,498)
U.S. Treasury & Government Agencies	—	(2,243,532)	—	(2,243,532)
Forward Foreign Currency Exchange Contracts	—	(3,525)	—	(3,525)
TOTAL	$(15,080,498)	$(2,244,618)	$—	$(17,325,116)

*	Refer to Portfolio of at Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2022:

Investments in Securities	Balance as of May 31, 2021	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2022	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2022
Convertible Corporate Bonds	$1,668,592	$-	$-	$86,360	$-	$-	$-	$-	$(1,754,952)	$-	$-
Total	$1,668,592	$-	$-	$86,360	$-	$-	$-	$-	$(1,754,952)	$-	$-